CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603



                                January 10, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:               First Trust Series Fund
                          -------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 2 and under the Investment Company Act of 1940, as amended (the "1940 Act"), Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Amendment amends the registration statement, filed on August 10, 2010, which was further amended on December 23, 2010 and related to First Trust Preferred Securities and Income Fund and First Trust/Confluence Small-Cap Value Fund, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ------------------------------
                                           Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess